Business Segment Information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2014		May 31, 2013		May 31, 2012
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue	$ 11,839	$ 11,301	$ 11,403	$ 11,024	$ 11,435	$ 10,953	$ 11,107	$ 10,792	$ 45,567		$ 44,287		$ 42,680
FedEx Express Segment [Member]
Entity Wide Information Revenue From External Customer [Line Items]
U.S. overnight box									6,555		6,513		6,546
U.S. overnight envelope									1,636		1,705		1,747
U.S. deferred									3,188		3,020		3,001
Total U.S. domestic package revenue									11,379		11,238		11,294
International priority									6,451		6,586		6,849
International economy									2,229		2,046		1,859
Total international export package revenue									8,680		8,632		8,708
International domestic									1,446	[1]	1,398	[1]	853	[1]
Total package revenue									21,505		21,268		20,855
U.S. freight									2,355		2,562		2,498
International priority freight									1,594		1,678		1,827
International airfreight									205		276		307
Total freight revenue									4,154		4,516		4,632
Other									1,462	[2]	1,387	[2]	1,028	[2]
Total revenue									27,121		27,171		26,515
FedEx Ground Segment [Member]
Entity Wide Information Revenue From External Customer [Line Items]
FedEx Ground									10,634		9,652		8,791
FedEx SmartPost									983		926		782
Total revenue									11,617		10,578		9,573
FedEx Freight Segment [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue									5,757		5,401		5,282
FedEx Services Segment [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue									1,536		1,580		1,671
Corporate, eliminations and other
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue									(464)		(443)		(361)
Consolidated Total [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue									$ 45,567		$ 44,287		$ 42,680

[1]	International domestic revenues represent our international intra-country express operations, including countries such as Mexico and Brazil.
[2]	Includes FedEx Trade Networks and FedEx SupplyChain Systems.